As filed with the Securities and Exchange Commission on May 3, 2018
1933 Act Registration No. 333-122847
1940 Act Registration No. 811-21715
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[ X ]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	68	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[ X ]
Amendment No.	70	[ X ]

 (Check appropriate box or boxes)

Neuberger Berman Alternative Funds
 (Exact Name of Registrant as Specified in Charter)

c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104
 (Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:  (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman Alternative Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104
(Name and Address of Agent for Service)

With copies to:
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
 Washington, D.C.  20006-1600
___________________________________
Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
immediately upon filing pursuant to paragraph (b)
X	on June 3, 2018 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on ____________ pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on ____________ pursuant to paragraph (a)(2)

If appropriate, check the following box:

X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 68 (“Amendment”) is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate June  3, 2018 as the new effective date for Post-Effective Amendment No. 62 filed pursuant to Rule 485(a) under the Securities Act on January 19, 2018. This Amendment relates solely to the Neuberger Berman MLP Income Opportunity Fund (the “Fund”), a series of Neuberger Berman Alternative Funds (the “Registrant”). This Amendment does not supersede or amend any disclosure in the Registrant‘s registration statement relating to any other series of the Registrant.

Title of Securities Being Registered:

Class A, Class C, Institutional Class, and Class R6 Shares of Neuberger Berman MLP Income Opportunity Fund.

Neuberger Berman Alternative Funds

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 68 ON FORM N-1A
This Post-Effective Amendment consists of the following papers and documents.
Cover Sheet
Contents of Post-Effective Amendment No. 68 on Form N-1A
Part A - The Prospectuses of the Fund are incorporated by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement, as filed with the Securities and Exchange Commission on January 19, 2018 (0000898432-18-000088) (“PEA 62”).
Part B - The Statement of Additional Information of the Fund is incorporated by reference to PEA 62.
Part C – Other Information of the Fund is incorporated by reference to PEA 62.
Signature Pages
This registration statement does not affect the registration of any series or any class of a series of the Registrant not included herein.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 68 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 3rd day of May, 2018.

NEUBERGER BERMAN ALTERNATIVE FUNDS

By:	/s/ Robert Conti
Name:	Robert Conti
Title:	President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 68 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robert Conti	President, Chief Executive Officer	May 3, 2018
Robert Conti	and Trustee

/s/ John M. McGovern	Treasurer and Principal Financial and	May 3, 2018
John M. McGovern	Accounting Officer

/s/ Joseph V. Amato	Trustee	May 3, 2018
Joseph V. Amato*

/s/ Michael J. Cosgrove	Trustee	May 3, 2018
Michael J. Cosgrove*

/s/ Marc Gary	Trustee	May 3, 2018
Marc Gary*

/s/ Martha C. Goss	Trustee	May 3, 2018
Martha C. Goss*

/s/ Michael M. Knetter	Trustee	May 3, 2018
Michael M. Knetter*

/s/ Deborah C. McLean	Trustee	May 3, 2018
Deborah C. McLean*

/s/ George W. Morriss	Trustee	May 3, 2018
George W. Morriss*

/s/ Tom D. Seip	Chairman of the Board and	May 3, 2018
Tom D. Seip*	Trustee

/s/ James G. Stavridis	Trustee	May 3, 2018
James G. Stavridis*

/s/ Candace L. Straight	Trustee	May 3, 2018
Candace L. Straight*

/s/ Peter P. Trapp	Trustee	May 3, 2018
Peter P. Trapp*

*Signatures affixed by Franklin H. Na on May 3, 2018, pursuant to a power of attorney filed with Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A of Neuberger Berman Advisers Management Trust, File Nos. 002-88566 and 811-04255, on April 22, 2016.